UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number    811-21539
                                                -------------

          First Trust/Four Corners Senior Floating Rate Income Fund II
          ------------------------------------------------------------
             (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                              Wheaton, IL 60187
            ---------------------------------------------------
            (Address of principal executive offices) (Zip code)

                           W. Scott Jardine, Esq.
                        First Trust Portfolios, L.P.
                        120 East Liberty Drive, Suite 400
                              Wheaton, IL 60187
            ----------------------------------------------------
                  (Name and address of agent for service)

      Registrant's telephone number, including area code:  630-765-8000
                                                          --------------

                   Date of fiscal year end:     May 31
                                            --------------

                 Date of reporting period:   August 31, 2009
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b)
AUGUST 31, 2009 (Unaudited)

   Principal                                                         Ratings (c)                       Stated
     Value                        Description                       Moody's   S&P         Rate      Maturity (d)          Value
---------------  ------------------------------------------------  ----------------    -----------  ------------    ----------------
SENIOR FLOATING-RATE LOAN INTERESTS (e) - 130.8%

                 Aerospace & Defense - 5.8%
$       495,000  BE Aerospace, Inc., Term Loan, Tranche B          Ba1       BBB-         5.75%       07/28/14      $       492,834
      1,582,109  DAE Aviation Holdings, Inc., Term Loan B1         B3        B            4.24%       07/31/14            1,313,150
      1,551,738  DAE Aviation Holdings, Inc., Term Loan B2         B3        B         4.09%-4.24%    07/31/14            1,287,943
      1,464,118  GenCorp, Inc., Synthetic Letter of Credit         Ba3       B            2.52%       04/30/13            1,200,577
        801,544  GenCorp, Inc., Term Loan                          Ba3       B            2.63%       04/30/13              657,266
        821,887  ILC Industries, Inc., Term Loan, First Lien       NR(f)     NR(f)        2.26%       02/24/12              769,835
      1,925,000  L-1 Identity Solutions Operating Company,
                    Term Loan B-2                                  Ba3       BB+          7.25%       08/05/13            1,929,813
      3,499,342  Robertson Aviation, LLC, Term Loan                NR(f)     NR(f)     3.01%-5.00%    04/19/13            2,449,540
        982,456  Safenet, Inc., Term Loan, First Lien              B1        B+           2.77%       04/12/14              905,497
      4,301,059  Spirit Aerosystems, Inc., Term Loan B             Ba3       BBB-         2.26%       09/30/13            4,150,522
      2,066,667  Vought Aircraft Industries, Inc., Synthetic
                    Letter of Credit, Tranche B                    Ba2       B-           7.50%       12/22/10            2,056,333
      1,094,681  Vought Aircraft Industries, Inc., Term Loan B     Ba2       B-           7.50%       12/22/11            1,083,734
      1,000,000  Wesco Aircraft Hardware Corp., Term Loan,
                    First Lien                                     B1        BB-          2.52%       09/29/13              915,000
                                                                                                                    ----------------
                                                                                                                         19,212,044
                                                                                                                    ----------------
                 Agricultural Products - 1.4%
        504,242  Dole Food Company, Inc., Prefunded Letter of
                    Credit                                         Ba2       B+           8.00%       04/12/13              507,472
        881,460  Dole Food Company, Inc., Term Loan B              Ba2       B+           8.00%       04/12/13              887,107
      3,284,400  Dole Food Company, Inc., Term Loan C              Ba2       B+           8.00%       04/12/13            3,305,440
                                                                                                                    ----------------
                                                                                                                          4,700,019
                                                                                                                    ----------------
                 Airlines - 0.1%
        490,000  Delta Air Lines, Inc., Synthetic Revolving
                    Credit Facility                                Ba2       BB-       2.26%-2.43%    04/30/12              437,529
                                                                                                                    ----------------
                 Aluminum - 1.7%
      4,402,436  Novelis Corp., Term Loan                          Ba3       BB-       2.27%-2.60%    07/06/14            3,993,009
      2,001,068  Novelis, Inc., Canadian Term Loan                 Ba3       BB-          2.27%       07/06/14            1,814,969
                                                                                                                    ----------------
                                                                                                                          5,807,978
                                                                                                                    ----------------
                 Apparel Retail - 0.4%
      1,216,071  Hanesbrands, Inc., Term Loan B, First Lien        Ba2       BB+       5.02%-5.25%    09/05/13            1,216,506
                                                                                                                    ----------------
                 Application Software - 0.8%
      2,796,517  Verint Systems, Inc., Term Loan, First Lien       NR        B+           3.52%       05/25/14            2,523,857
                                                                                                                    ----------------
                 Asset Management & Custody Banks - 2.2%
      1,373,214  Grosvenor Capital Management Holdings, LLP,
                    Term Loan                                      NR(f)     NR(f)        2.28%       12/05/13            1,222,161
      3,863,697  LPL Holdings, Inc., Term Loan D                   Ba3       B+        2.01%-2.35%    06/28/13            3,557,820
      2,704,791  Nuveen Investments, Inc., Term Loan               B3        B         3.49%-3.50%    11/13/14            2,195,389
        449,216  Oxford US Acquisition, LLC, Term Loan,
                    Tranche B2                                     NR(f)     NR(f)        2.50%       05/12/14              265,037
                                                                                                                    ----------------
                                                                                                                          7,240,407
                                                                                                                    ----------------
                 Auto Parts & Equipment - 0.3%
        917,283  TRW Automotive, Inc., Term Loan B                 B1        B+           6.31%       02/09/14              912,238
                                                                                                                    ----------------
                 Automobile Manufacturers - 0.7%
      2,860,305  Ford Motor Company, Term Loan, First Lien         Caa1      CCC+      3.28%-3.51%    12/15/13            2,478,454
                                                                                                                    ----------------
                 Automotive Retail - 0.8%
      2,835,657  KAR Holdings, Inc., Term Loan B                   Ba3       B            2.52%       10/18/13            2,660,790
                                                                                                                    ----------------
                 Broadcasting - 4.1%
        822,221  Cumulus Media, Inc., Term Loan, First Lien        Caa1      B            4.27%       06/07/14              591,999
      5,162,260  Gray Television, Inc., Term Loan B                Caa1      CCC          3.78%       12/31/14            3,723,280
      4,353,750  LBI Media, Inc., Term Loan B                      B1        B-           1.76%       03/31/12            3,385,041
      3,500,000  Raycom Media, Inc., Term Loan, Tranche B          NR        NR           1.81%       06/25/14            2,450,000
      2,456,250  Sirius Satellite Radio, Inc., Term Loan,
                    First Lien                                     B3        B+           2.56%       12/20/12            2,241,328
        984,810  Young Broadcasting, Inc., Incremental Term
                    Loan (i) (j)                                   WR        D            4.75%       11/03/12              480,095
      1,984,576  Young Broadcasting, Inc., Term Loan (i) (j)       WR        D            4.75%       11/03/12              967,481
                                                                                                                    ----------------
                                                                                                                         13,839,224
                                                                                                                    ----------------


                See Notes to Quarterly Portfolio of Investments          Page 1




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
AUGUST 31, 2009 (Unaudited)

   Principal                                                         Ratings (c)                       Stated
     Value                        Description                       Moody's   S&P         Rate      Maturity (d)          Value
---------------  ------------------------------------------------  ----------------    -----------  ------------    ----------------

SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

                 Building Products - 0.1%
$     1,000,000  South Edge, LLC, Term Loan C (l)                  NR        NR            5.50%     10/31/09       $       275,000
                                                                                                                    ----------------
                 Cable and Satellite - 4.3%
      5,315,787  Charter Communications Operating, LLC, Term
                    Loan (i)                                       WR        D             6.25%     03/06/14             4,933,715
      5,706,341  CSC Holdings, Inc., Incremental Term Loan         Baa3      BBB-       2.02%-2.07%  03/29/13             5,515,789
      1,296,576  UPC Distribution Holdings B.V., Term Loan N       Ba3       B+            2.03%     12/31/14             1,222,023
        703,424  UPC Distribution Holdings B.V., Term Loan T       Ba3       B+            3.78%     12/31/16               677,632
      2,000,000  UPC Distribution Holdings B.V., Term Loan T
                    (Add-on)                                       Ba3       B+            3.76%     12/31/16             1,965,000
                                                                                                                    ----------------
                                                                                                                         14,314,159
                                                                                                                    ----------------
                 Casinos & Gaming - 6.8%
        573,235  Cannery Casino Resorts, LLC, Delayed Draw
                    Term Loan                                      B1        B+            2.53%     05/18/13               511,612
        693,360  Cannery Casino Resorts, LLC, Term Loan,
                    First Lien                                     B1        B+            2.52%     05/18/13               618,823
      3,050,812  CCM Merger, Inc., Term Loan B                     B3        BB-           8.50%     07/13/12             2,847,424
      1,982,356  Golden Nugget, Inc., Delayed Draw Term Loan       Caa3      CC         2.27%-2.35%  06/30/14             1,351,307
      3,482,182  Golden Nugget, Inc., Term Loan, First Lien        Caa3      CC            2.27%     06/14/14             2,373,688
        554,400  Las Vegas Sands, LLC, Delayed Draw Term Loan 1    B3        B-            2.09%     05/23/14               431,816
      3,287,186  Penn National Gaming, Inc., Term Loan B           Ba2       BB+        2.01%-2.21%  10/03/12             3,194,734
        810,526  Seminole Tribe of Florida, Delayed Draw Term
                    Loan B1                                        Baa3      BBB           2.13%     03/05/14               774,053
      2,919,879  Seminole Tribe of Florida, Delayed Draw Term
                    Loan B2                                        Baa3      BBB           2.13%     03/05/14             2,788,484
      2,408,907  Seminole Tribe of Florida, Delayed Draw Term
                    Loan B3                                        Baa3      BBB           2.13%     03/05/14             2,300,506
      5,985,000  VML US Finance, LLC, Term Loan                    B3        B-            2.85%     05/25/13             5,474,138
                                                                                                                    ----------------
                                                                                                                         22,666,585
                                                                                                                    ----------------
                 Commodity Chemicals - 0.7%
      1,436,328  Ineos Group Limited, Term Loan B2                 Caa1      B-            9.50%     12/14/13             1,091,610
      1,436,328  Ineos Group Limited, Term Loan C2                 Caa1      B-           10.00%     12/14/14             1,091,610
                                                                                                                    ----------------
                                                                                                                          2,183,220
                                                                                                                    ----------------
                 Computer Hardware - 1.5%
      5,521,379  Activant Solutions Holdings, Inc., Term Loan      B1        B+         2.31%-2.63%  05/02/13             5,024,455
                                                                                                                    ----------------
                 Data Processing & Outsourced Services - 1.7%
      6,860,000  Harland Clarke Holdings Corp., Term Loan B        B1        B+         2.76%-3.10%  06/30/14             5,603,763
                                                                                                                    ----------------
                 Diversified Chemicals - 4.8%
      1,055,448  Brenntag Holding GmbH & Company KG,
                    Acquisition Term Loan                          B1        B+         2.27%-2.99%  01/17/14             1,002,675
      3,000,000  Brenntag Holding GmbH & Company KG, Term
                    Loan, Second Lien                              Caa1      CCC+          4.27%     06/18/15             2,580,000
      4,322,712  Brenntag Holding GmbH & Company KG, Term
                    Loan B2                                        B1        B+            2.27%     01/17/14             4,106,576
      4,179,454  Huntsman International, LLC, Term Loan            Ba2       B+            2.01%     04/19/14             3,893,860
         12,091  LyondellBasell Industries AF S.C.A., Dutch
                    Revolving Credit Facility (i)                  WR        C             3.77%     12/20/13                 5,683
         28,087  LyondellBasell Industries AF S.C.A., Dutch
                    Term Loan A (i)                                WR        C             3.77%     12/20/13                13,201
         34,713  LyondellBasell Industries AF S.C.A., German
                    Term Loan B1 (i)                               WR        C             4.02%     12/20/14                16,315
         34,713  LyondellBasell Industries AF S.C.A., German
                    Term Loan B2 (i)                               WR        C             4.02%     12/20/14                16,315
         34,713  LyondellBasell Industries AF S.C.A., German
                    Term Loan B3 (i)                               WR        C             4.02%     12/20/14                16,315
        268,821  LyondellBasell Industries AF S.C.A., Initial
                    New Money Loan (DIP) (g) (i)                   NR        BB-     1.50%(h)-13.00% 12/15/09               278,398
        150,630  LyondellBasell Industries AF S.C.A., Term
                    Loan B1 (i)                                    WR        C             7.00%     12/20/14                72,302
        150,630  LyondellBasell Industries AF S.C.A., Term
                    Loan B2 (i)                                    WR        C             7.00%     12/20/14                72,302
        150,630  LyondellBasell Industries AF S.C.A., Term
                    Loan B3 (i)                                    WR        C             7.00%     12/20/14                72,302
         45,343  LyondellBasell Industries AF S.C.A., U.S.
                    Primary Revolving Credit Facility (i)          WR        C             3.77%     12/20/13                21,764
         86,391  LyondellBasell Industries AF S.C.A., U.S.
                    Term Loan A (i)                                WR        C             3.77%     12/20/13                41,467
      3,954,356  Rockwood Specialties Group, Inc., Term Loan H     Ba2       BB-           6.00%     05/15/14             3,980,719
                                                                                                                    ----------------
                                                                                                                         16,190,194
                                                                                                                    ----------------
                 Education Services - 0.8%
      1,901,818  Education Management, LLC, Term Loan C            B1        B+            2.38%     06/01/13             1,817,821


                See Notes to Quarterly Portfolio of Investments          Page 2





FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
AUGUST 31, 2009 (Unaudited)

   Principal                                                         Ratings (c)                       Stated
     Value                        Description                       Moody's   S&P         Rate      Maturity (d)          Value
---------------  ------------------------------------------------  ----------------    -----------  ------------    ----------------

SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

                 Education Services - (Continued)
    $ 1,034,200  PRO-QUEST-CSA, LLC, Term Loan, First Lien         Ba3       BB-          2.77%        02/09/14     $       977,319
                                                                                                                    ----------------
                                                                                                                          2,795,140
                                                                                                                    ----------------
                 Electric Utilities - 7.7%
        914,704  Astoria Generating Company Acquisitions,
                    LLC, Term Loan B                               B1        BB-       2.03%-2.10%     02/23/13             868,969
      3,372,053  Calpine Corporation, First Priority Term Loan     B2        B+           3.48%        03/29/14           3,094,384
      2,305,929  Covanta Energy Corporation, Synthetic Letter
                    of Credit                                      Ba1       BB           2.10%        02/09/14           2,206,006
      4,578,530  Covanta Energy Corporation, Term Loan B           Ba1       BB           1.81%        02/09/14           4,380,128
      4,336,255  Mirant North America, LLC, Term Loan              Ba2       BB           2.01%        01/03/13           4,142,672
      7,950,729  NRG Energy, Inc., Synthetic Letter of Credit      Baa3      BB+          2.35%        02/01/13           7,498,078
        651,322  NRG Energy, Inc., Term Loan B                     Baa3      BB+       2.01%-2.35%     02/01/13             614,241
      1,881,609  Riverside Energy Center, LLC, Term Loan           Ba3       BB-          4.74%        06/24/11           1,834,568
        169,917  Rocky Mountain Energy Center, LLC, Synthetic
                    Letter of Credit                               Ba3       BB-          4.84%        06/24/11             165,669
        843,703  Rocky Mountain Energy Center, LLC, Term Loan      Ba3       BB-          4.74%        06/24/11             822,610
                                                                                                                    ----------------
                                                                                                                         25,627,325
                                                                                                                    ----------------
                 Environmental & Facilities Services - 1.4%
        220,126  EnergySolutions, LLC, Synthetic Letter of
                    Credit                                         Ba2       NR(f)        2.52%        06/07/13             209,120
      1,481,947  EnergySolutions, LLC, Term Loan (Duratek)         Ba2       NR(f)        2.53%        06/07/13           1,396,735
      3,088,837  EnergySolutions, LLC, Term Loan
                    (EnergySolutions)                              Ba2       NR(f)        2.53%        06/07/13           2,911,229
                                                                                                                    ----------------
                                                                                                                          4,517,084
                                                                                                                    ----------------
                 Food Distributors - 1.6%
        847,826  B&G Foods, Inc., Term Loan C                      Ba2       BB-          2.66%        02/23/13             828,044
        844,167  Birds Eye Foods, Inc., Term Loan, First Lien      NR(f)     NR(f)     2.04%-2.35%     03/22/13             801,958
      3,934,747  Dean Foods Company, Term Loan B                   B1        BB        1.65%-1.98%     04/02/14           3,756,279
                                                                                                                    ----------------
                                                                                                                          5,386,281
                                                                                                                    ----------------
                 Food Retail - 2.1%
      7,313,990  SUPERVALU, Inc., Term Loan B                      Ba3       BB+          1.51%        06/02/12           7,046,788
                                                                                                                    ----------------
                 Forest Products - 2.2%
      3,167,738  Georgia-Pacific Corporation, Term Loan B1         Ba2       BB+       2.34%-2.65%     12/20/12           3,060,259
      1,619,690  Georgia-Pacific Corporation, Term Loan B2         Ba2       BB+       2.34%-2.46%     12/20/12           1,564,735
      2,851,047  Georgia-Pacific Corporation, Term Loan C          Ba2       BB+       3.59%-3.90%     12/23/14           2,834,083
                                                                                                                    ----------------
                                                                                                                          7,459,077
                                                                                                                    ----------------
                 Gas Utilities - 0.2%
        613,005  Atlas Pipeline Partners, L.P., Term Loan          B1        B            6.75%        07/27/14             596,147
                                                                                                                    ----------------
                 Health Care Equipment - 0.9%
      3,250,000  Biomet, Inc., Dollar Term Loan                    B1        BB-       3.26%-3.61%     03/25/15           3,118,307
                                                                                                                    ----------------
                 Health Care Facilities - 5.4%
        755,461  HCA, Inc., Term Loan A                            Ba3       BB           2.10%        11/17/12             705,307
      3,000,000  HCA, Inc., Term Loan B                            Ba3       BB           2.85%        11/18/13           2,823,333
      3,498,263  Health Management Associates, Inc., Term Loan B   B1        BB-          2.35%        02/28/14           3,278,531
      3,401,633  Lifepoint Hospitals, Inc., Term Loan B            Ba1       BB           2.02%        04/15/12           3,296,183
      4,772,335  Select Medical Corporation, Term Loan B-1         Ba2       B+        4.16%-6.00%     08/22/14           4,485,994
        271,667  Sun Healthcare Group, Inc., Synthetic Letter
                    of Credit                                      Ba2       B+           2.60%        04/19/14             246,538
      2,413,411  Sun Healthcare Group, Inc., Term Loan, First
                    Lien                                           Ba2       B+        2.50%-3.31%     04/19/14           2,190,171
        154,867  United Surgical Partners International,
                    Inc., Delayed Draw Term Loan                   Ba3       B            2.27%        04/19/14             143,252
        819,839  United Surgical Partners International,
                    Inc., Term Loan B                              Ba3       B         2.27%-2.51%     04/19/14             758,351
                                                                                                                    ----------------
                                                                                                                         17,927,660
                                                                                                                    ----------------
                 Health Care Services - 6.3%
        291,383  CHS/Community Health Systems, Inc., Delayed
                    Draw Term Loan                                 Ba3       BB           2.51%        07/25/14             271,442
      5,706,603  CHS/Community Health Systems, Inc., Term Loan     Ba3       BB        2.51%-2.62%     07/25/14           5,316,060
      5,611,970  DaVita, Inc., Term Loan B-1                       Ba1       BB+       1.77%-2.10%     10/05/12           5,385,151
      7,058,812  Fresenius Medical Care AG, Term Loan B            Baa3      BBB-      1.89%-1.99%     03/31/13           6,802,930
      1,950,000  Healthways, Inc., Term Loan B                     Ba2       BB           2.10%        12/01/13           1,794,000


                See Notes to Quarterly Portfolio of Investments          Page 3




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
AUGUST 31, 2009 (Unaudited)



   Principal                                                         Ratings (c)                       Stated
     Value                        Description                       Moody's   S&P         Rate      Maturity (d)          Value
---------------  ------------------------------------------------  ----------------    -----------  ------------    ----------------

SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

                 Health Care Services - (Continued)
$     1,447,625  Quintiles Transnational Corp., Term Loan B,
                    First Lien                                     B1        BB        2.26%-2.60%     03/31/13     $     1,358,354
                                                                                                                    ----------------
                                                                                                                         20,927,937
                                                                                                                    ----------------
                 Homebuilding - 0.2%
        974,811  Mattamy Funding Partnership, Term Loan            NR(f)     NR(f)        2.63%        04/11/13             779,849
                                                                                                                    ----------------
                 Independent Power Producers & Energy
                    Traders - 2.0%
      4,424,265  Dynegy Holdings, Inc., Synthetic Letter of
                    Credit                                         Ba2       BB-          4.02%        04/02/13           4,251,718
      3,423,864  Texas Competitive Electric Holdings Company,
                    LLC, Initial Term Loan B-3                     B2        B+        3.78%-3.79%     10/10/14           2,591,132
                                                                                                                    ----------------
                                                                                                                          6,842,850
                                                                                                                    ----------------
                 Industrial Conglomerates - 0.1%
        408,759  Mueller Water Products, Inc., Term Loan B         B1        BB-       5.99%-6.10%     05/24/14             386,278
                                                                                                                    ----------------
                 Insurance Brokers - 0.2%
        793,107  HealthCare Partners, LLC, Term Loan               Ba2       BBB-         2.01%        10/31/13             751,469
                                                                                                                    ----------------
                 Integrated Telecommunication Services - 3.1%
      1,604,705  Intelsat Corp., Term Loan B-2-A                   B1        BB-          2.78%        07/03/13           1,518,452
      1,604,216  Intelsat Corp., Term Loan B-2-B                   B1        BB-          2.78%        07/03/13           1,517,990
      1,604,216  Intelsat Corp., Term Loan B-2-C                   B1        BB-          2.78%        07/03/13           1,517,990
      1,500,000  NTELOS, Inc., Term Loan                           Ba3       BB-          5.75%        08/07/15           1,496,250
        353,452  Telesat Canada, U.S. Delayed Draw Term Loan II    B1        BB-          3.27%        10/31/14             337,923
      4,115,265  Telesat Canada, U.S. Term Loan I                  B1        BB-          3.27%        10/31/14           3,934,457
                                                                                                                    ----------------
                                                                                                                         10,323,062
                                                                                                                    ----------------
                 Internet Retail - 0.6%
      2,429,519  Sabre Holdings Corp., Term Loan                   B1        B         2.53%-2.74%     09/30/14           1,986,999
                                                                                                                    ----------------
                 Investment Banking & Brokerage - 1.0%
      3,534,394  Ameritrade Holding Corporation, Term Loan B       Baa2      BBB+         1.77%        12/31/12           3,445,150
                                                                                                                    ----------------
                 IT Consulting & Other Services - 2.6%
      2,042,477  Alion Science and Technology Corp., Term Loan     B1        B+           9.50%        02/06/13           1,756,530
        493,977  Apptis (DE), Inc., Term Loan                      B1        B+        3.52%-3.85%     12/20/12             390,241
      1,232,580  CACI International, Inc., Term Loan B             Ba1       NR        1.78%-2.12%     05/03/11           1,203,307
      5,850,338  West Corporation, Term Loan B-2                   B1        BB-       2.64%-2.65%     10/24/13           5,547,372
                                                                                                                    ----------------
                                                                                                                          8,897,450
                                                                                                                    ----------------
                 Leisure Facilities - 1.4%
      3,235,947  Cedar Fair, L.P., U.S. Term Loan                  Ba3       BB-          2.26%        08/30/12           3,100,442
        776,388  London Area and Waterfront Finance, LLC,
                    Term Loan A                                    NR(f)     NR(f)        2.89%        03/08/12             659,930
        977,500  Town Sports International, LLC, Term Loan B       Ba2       BB-          2.06%        02/27/14             830,875
                                                                                                                    ----------------
                                                                                                                          4,591,247
                                                                                                                    ----------------
                 Leisure Products - 0.5%
      1,766,855  LodgeNet Entertainment Corp., Term Loan           B3        B-        2.27%-2.60%     04/04/14           1,510,661
                                                                                                                    ----------------
                 Life & Health Insurance - 1.8%
        824,801  Conseco, Inc., Term Loan                          Caa1      CCC          6.50%        10/10/13             626,849
      3,965,779  Multiplan Merger Corporation, Term Loan           B1        B+           2.81%        04/12/13           3,747,661
        411,833  Multiplan Merger Corporation, Term Loan C         B1        B+           2.81%        04/12/13             389,182
      1,215,550  Viant Holdings, Inc., Term Loan                   Ba3       B+           2.85%        06/25/14           1,179,083
                                                                                                                    ----------------
                                                                                                                          5,942,775
                                                                                                                    ----------------
                 Managed Health Care - 2.2%
      1,182,104  IASIS Healthcare Corporation, Delayed Draw
                    Term Loan                                      Ba2       B+           2.26%        03/15/14           1,114,133
        318,412  IASIS Healthcare Corporation, Synthetic
                    Letter of Credit                               Ba2       B+           2.26%        03/15/14             300,103
      3,415,944  IASIS Healthcare Corporation, Term Loan           Ba2       B+           2.26%        03/15/14           3,219,527
      2,899,414  Vanguard Health Systems, Inc., Term Loan B        Ba3       B+           2.51%        09/23/11           2,822,095
                                                                                                                    ----------------
                                                                                                                          7,455,858
                                                                                                                    ----------------


                See Notes to Quarterly Portfolio of Investments          Page 4




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
AUGUST 31, 2009 (Unaudited)


   Principal                                                         Ratings (c)                       Stated
     Value                        Description                       Moody's   S&P         Rate      Maturity (d)          Value
---------------  ------------------------------------------------  ----------------    -----------  ------------    ----------------

SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

                 Metal & Glass Containers - 2.1%
$     7,181,250  Owens-Illinois Group, Inc., Term Loan B           Baa3      BBB-         1.77%        06/14/13     $     7,013,690
                                                                                                                    ----------------
                 Mortgage REITs - 0.8%
      2,761,818  LNR Property Corporation, Initial Term Loan,
                    Tranche B                                      B2        B-           3.78%        07/12/11           1,722,684
      1,657,500  LNR Property Corporation, Term Loan, Tranche
                    A-1                                            B2        B-           3.78%        07/12/10           1,029,722
                                                                                                                    ----------------
                                                                                                                          2,752,406
                                                                                                                    ----------------
                 Movies & Entertainment - 4.0%
      4,728,500  AMC Entertainment, Inc., Term Loan                Ba2       BB-          1.76%        01/26/13           4,490,387
         55,118  Deluxe Entertainment Services Group, Inc.,
                    Credit Linked Term Loan A                      Ba3       B-           2.85%        05/11/13              49,055
        969,609  Deluxe Entertainment Services Group, Inc.,
                    Term Loan, Tranche B                           Ba3       B-        2.51%-2.85%     05/11/13             862,952
         98,108  Deluxe Entertainment Services Group, Inc.,
                    Term Loan, Tranche C                           Ba3       B-           2.85%        05/11/13              87,316
      2,391,507  Discovery Communications Holding, LLC, Term
                    Loan B                                         Baa3      NR(f)        2.60%        05/14/14           2,320,759
      2,244,375  Discovery Communications Holding, LLC, Term
                    Loan C                                         Baa3      NR(f)        5.25%        05/14/14           2,268,688
      2,000,000  National CineMedia, LLC, Term Loan B              Ba3       B+           2.38%        02/13/15           1,873,000
      1,521,100  Regal Cinemas Corporation, Term Loan B            Ba2       BB-          4.35%        10/27/13           1,507,790
                                                                                                                    ----------------
                                                                                                                         13,459,947
                                                                                                                    ----------------
                 Multi-Utilities - 1.4%
      2,510,637  KGEN, LLC, Synthetic Letter of Credit             B1        BB           2.38%        02/08/14           2,297,233
      2,454,786  KGEN, LLC, Term Loan B                            B1        BB           2.06%        02/08/14           2,246,129
                                                                                                                    ----------------
                                                                                                                          4,543,362
                                                                                                                    ----------------
                 Office REITs - 0.1%
      1,000,000  Tishman Speyer Real Estate D.C. Area
                    Portfolio, L.P., Term Loan (l)                 WR        D            4.00%        12/27/12             397,500
                                                                                                                    ----------------
                 Office Services & Supplies - 1.5%
      2,742,219  Emdeon Business Services, LLC, Term Loan,
                    First Lien                                     B1        BB-       2.27%-2.60%     11/16/13           2,642,813
      1,193,791  Pike Electric, Inc., Term Loan B                  NR(f)     NR(f)        1.81%        07/01/12           1,122,163
      1,349,428  Pike Electric, Inc., Term Loan C                  NR(f)     NR(f)        1.81%        12/10/12           1,268,463
                                                                                                                    ----------------
                                                                                                                          5,033,439
                                                                                                                    ----------------
                 Oil & Gas Equipment & Services - 1.6%
      1,969,849  Hercules Offshore, Inc., Term Loan                B2        B+        8.50%-8.75%     07/11/13           1,812,261
      1,354,839  Targa Resources, Inc., Synthetic Letter of
                    Credit                                         Ba3       B+           2.60%        10/31/12           1,327,177
      2,329,984  Targa Resources, Inc., Term Loan                  Ba3       B+        2.26%-2.60%     10/31/12           2,282,413
                                                                                                                    ----------------
                                                                                                                          5,421,851
                                                                                                                    ----------------
                 Oil & Gas Exploration & Production - 0.9%
      2,205,000  ATP Oil & Gas Corporation, Term Loan,
                    Tranche B1                                     NR        NR           8.50%        07/15/14           1,800,383
        579,726  ATP Oil & Gas Corporation, Term Loan, Tranche B2  NR        NR           9.00%        01/15/11             473,347
        992,087  SemCrude, L.P., Term Loan (i) (j)                 NR        NR           5.75%        03/16/11             636,590
                                                                                                                    ----------------
                                                                                                                          2,910,320
                                                                                                                    ----------------
                 Oil & Gas Refining & Marketing - 0.5%
        107,778  Alon USA, Inc., Term Loan (Edgington
                    Facility)                                      B1        BB           2.51%        06/22/13              87,839
        862,222  Alon USA, Inc., Term Loan (Paramount
                    Facility)                                      B1        BB           2.51%        06/22/13             702,711
        114,943  Calumet Lubricants Co., L.P., Synthetic
                    Letter of Credit                               B1        B            4.43%        01/03/15             101,149
        857,839  Calumet Lubricants Co., L.P., Term Loan           B1        B         4.31%-4.43%     01/03/15             754,899
                                                                                                                    ----------------
                                                                                                                          1,646,598
                                                                                                                    ----------------
                 Oil & Gas Storage & Transportation - 2.0%
      3,000,000  Energy Transfer Equity, L.P., Term Loan B         Ba2       NR           2.21%        11/01/12           2,905,713
      3,960,000  Enterprise GP Holdings, L.P., Term Loan B         Ba2       BB-       2.53%-2.78%     11/08/14           3,865,950
                                                                                                                    ----------------
                                                                                                                          6,771,663
                                                                                                                    ----------------
                 Other Diversified Financial Services - 1.8%
      6,281,210  Royalty Pharma Finance Trust, Term Loan           Baa2      BBB-         2.85%        04/16/13           6,147,734
                                                                                                                    ----------------
                 Packaged Foods & Meats - 0.4%
      1,468,671  Weight Watchers International, Inc., Term
                    Loan B                                         Ba1       BB+       1.81%-2.13%     01/26/14           1,400,745
                                                                                                                    ----------------


                See Notes to Quarterly Portfolio of Investments          Page 5




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
AUGUST 31, 2009 (Unaudited)



   Principal                                                         Ratings (c)                       Stated
     Value                        Description                       Moody's   S&P         Rate      Maturity (d)          Value
---------------  ------------------------------------------------  ----------------    -----------  ------------    ----------------

SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

                 Paper Packaging - 4.1%
$     2,940,397  Graham Packaging Holdings Co., Term Loan B,
                    First Lien                                     B1        B+           2.56%        10/07/11     $     2,859,536
      3,792,509  Graphic Packaging International, Inc., Term
                    Loan B                                         Ba3       BB-       2.33%-2.60%     05/16/14           3,651,048
      1,887,648  Pregis Corporation, Term Loan B-1                 Ba3       BB-          2.51%        10/12/12           1,510,118
        852,751  Smurfit-Stone Container Enterprises, Inc.,
                    Canadian Revolving Credit Facility (i)         WR        D         2.50%-5.00%     11/01/09             812,245
        516,062  Smurfit-Stone Container Enterprises, Inc.,
                    Synthetic Letter of Credit (i)                 WR        D            4.50%        11/01/10             490,904
        587,292  Smurfit-Stone Container Enterprises, Inc.,
                    Term Loan B (i)                                WR        D            2.57%        11/01/11             558,661
      1,106,950  Smurfit-Stone Container Enterprises, Inc.,
                    Term Loan C (i)                                WR        D            2.57%        11/01/11           1,052,525
        334,679  Smurfit-Stone Container Enterprises, Inc.,
                    Term Loan C1 (i)                               WR        D            2.57%        11/01/11             318,224
      2,571,085  Smurfit-Stone Container Enterprises, Inc.,
                    U.S. Revolving Credit Facility (i)             WR        D         2.50%-4.50%     11/01/09           2,448,959
                                                                                                                    ----------------
                                                                                                                         13,702,220
                                                                                                                    ----------------
                 Paper Products - 1.6%
      3,480,000  Appleton Papers, Inc., Term Loan B, First
                    Lien                                           Ba3       B+           6.50%        06/05/13           3,045,000
      2,280,000  Domtar Corporation, Term Loan B                   Baa3      BBB-         1.65%        03/07/14           2,164,101
                                                                                                                    ----------------
                                                                                                                          5,209,101
                                                                                                                    ----------------
                 Pharmaceuticals - 3.1%
      4,904,925  Catalent Pharma Solutions, Inc., Dollar Term
                    Loan                                           Ba3       BB-          2.51%        04/10/14           4,264,832
      3,346,518  Graceway Pharmaceuticals, LLC, Term Loan,
                    First Lien                                     Ba3       BB           3.01%        05/03/12           2,677,215
      3,500,000  Mylan, Inc., Term Loan B                          Ba3       BB        3.56%-3.88%     10/02/14           3,393,807
                                                                                                                    ----------------
                                                                                                                         10,335,854
                                                                                                                    ----------------
                 Publishing - 2.7%
        151,011  Cenveo Corporation, Delayed Draw Term Loan        Ba3       BB-          5.11%        06/21/13             146,104
      4,039,153  Cenveo Corporation, Term Loan C                   Ba3       BB-          5.11%        06/21/13           3,907,881
      1,494,565  GateHouse Media, Inc., Delayed Draw Term Loan B   Caa1      CCC       2.27%-2.28%     08/28/14             389,334
      4,005,435  GateHouse Media, Inc., Initial Term Loan          Caa1      CCC          2.27%        08/28/14           1,043,416
      2,872,769  Media News Group, Inc., Term Loan B (k)           WR        NR           6.76%        12/30/10             545,826
      1,442,050  Media News Group, Inc., Term Loan C (k)           WR        NR           6.76%        12/30/10             273,990
      3,912,500  Tribune Company, Term Loan B (i) (j)              WR        NR           5.25%        05/19/14           1,638,359
        731,429  Tribune Company, Term Loan X (i) (j)              WR        NR           5.00%        05/18/09             299,276
      1,000,000  Yell Group, PLC, Term Loan B1                     B2        B            3.26%        10/27/12             675,833
                                                                                                                    ----------------
                                                                                                                          8,920,019
                                                                                                                    ----------------
                 Residential REITs - 0.0%
         87,500  Apartment Investment Management Co., Term Loan    Ba1       BB+          1.77%        03/22/11              84,000
                                                                                                                    ----------------
                 Retail REITs - 2.1%
      6,046,709  Capital Automotive, L.P., Term Loan               Ba1       B            2.04%        12/16/10           5,033,885
      1,394,737  General Growth Properties, Inc., Term Loan
                    A-1 (i) (j)                                    C         D            5.25%        02/24/10             887,401
      1,077,778  The Macerich Partnership, L.P., Term Loan         NR(f)     NR(f)        1.81%        04/26/10           1,007,722
                                                                                                                    ----------------
                                                                                                                          6,929,008
                                                                                                                    ----------------
                 Semiconductors - 1.8%
      8,230,429  Freescale Semiconductors, Inc., Term Loan,
                    First Lien                                     B2        B-           2.03%        12/01/13           6,141,957
                                                                                                                    ----------------
                 Specialized Consumer Services - 3.4%
        970,000  Acosta, Inc., Term Loan                           NR(f)     NR(f)        2.54%        07/28/13             917,863
        903,116  Advantage Sales & Marketing, Inc., Term Loan      NR(f)     NR(f)     2.27%-2.28%     03/29/13             858,524
      2,280,515  Affinion Group, Inc., Term Loan B                 Ba2       BB           2.76%        10/17/12           2,170,457
        256,221  ARAMARK Corporation, Prefunded Synthetic
                    Letter of Credit                               Ba3       BB           2.25%        01/26/14             239,765
      4,034,490  ARAMARK Corporation, Term Loan                    Ba3       BB           2.47%        01/26/14           3,775,375
      1,000,000  Asurion Corp., Term Loan, First Lien              NR(f)     NR(f)        3.28%        07/03/14             953,564
        944,361  N.E.W. Holdings I, LLC, Term Loan, First Lien     NR(f)     NR(f)     2.76%-2.78%     05/22/14             881,797
      1,719,064  Nielsen Finance, LLC, Dollar Term Loan            Ba3       B+           2.28%        08/09/13           1,600,162
                                                                                                                    ----------------
                                                                                                                         11,397,507
                                                                                                                    ----------------


                See Notes to Quarterly Portfolio of Investments          Page 6




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
AUGUST 31, 2009 (Unaudited)



   Principal                                                         Ratings (c)                       Stated
     Value                        Description                       Moody's   S&P         Rate      Maturity (d)          Value
---------------  ------------------------------------------------  ----------------    -----------  ------------    ----------------

SENIOR FLOATING-RATE LOAN INTERESTS (e) - (Continued)

                 Specialty Chemicals - 1.8%
$     2,000,000  Celanese Holdings, LLC, Synthetic Letter of
                    Credit                                         Ba2       BB+          2.03%        04/02/14     $     1,905,312
      4,406,137  Celanese Holdings, LLC, Term Loan, First Lien     Ba2       BB+          2.35%        04/02/14           4,197,533
                                                                                                                    ----------------
                                                                                                                          6,102,845
                                                                                                                    ----------------
                 Specialty Stores - 2.4%
      1,185,188  Dollarama Group, L.P., Replacement Term Loan B    Ba1       BB-          2.24%        11/18/11           1,170,373
      3,960,319  Harbor Freight Tools USA, Inc., Term Loan C       NR(f)     NR(f)        9.75%        02/12/13           3,900,915
      3,060,609  The Yankee Candle Company, Inc., Term Loan        Ba3       BB-          2.27%        02/06/14           2,838,715
                                                                                                                    ----------------
                                                                                                                          7,910,003
                                                                                                                    ----------------
                 Systems Software - 3.8%
      4,377,398  Dealer Computer Services, Inc., Term Loan,
                    First Lien                                     Ba2       BB           2.26%        10/26/12           3,791,921
      3,884,107  Intergraph Corporation, Term Loan, First Lien     Ba3       BB-          2.37%        05/29/14           3,728,743
      1,039,633  Open Solutions, Inc., Term Loan, First Lien       B1        BB-          2.63%        01/23/14             857,697
      4,681,130  SunGard Data Systems, Inc., Term Loan B           Ba3       BB           2.03%        02/28/14           4,383,878
                                                                                                                    ----------------
                                                                                                                         12,762,239
                                                                                                                    ----------------
                 Technology Distributors - 1.3%
      1,764,000  H3C Holdings, Ltd., Term Loan B                   Ba2       BB+          4.79%        09/28/12           1,543,500
      3,469,673  Sensata Technologies Finance Company, LLC,
                    Term Loan, First Lien                          B3        B         2.09%-2.25%     04/27/13           2,833,567
                                                                                                                    ----------------
                                                                                                                          4,377,067
                                                                                                                    ----------------
                 Trucking - 2.1%
        556,863  The Hertz Corporation, Prefunded Synthetic
                    Letter of Credit                               Ba1       BB-          2.36%        12/21/12             528,622
      3,763,698  The Hertz Corporation, Term Loan B                Ba1       BB-       2.02%-2.07%     12/21/12           3,572,826
      2,899,288  OshKosh Corporation, Term Loan B                  B2        BB-       6.60%-6.64%     12/06/13           2,885,699
                                                                                                                    ----------------
                                                                                                                          6,987,147
                                                                                                                    ----------------
                 Wireless Telecommunication Services - 1.0%
      1,220,477  Clearwire Corporation, Delayed Draw Term
                    Loan, First Lien                               B3        B+           9.25%        07/03/12           1,121,008
        745,325  Clearwire Corporation, Term Loan, First Lien      B3        B+           9.25%        07/03/12             684,581
      1,525,773  Crown Castle Operating Company, Term Loan,
                    First Lien                                     Ba3       BB           1.76%        03/06/14           1,446,148
                                                                                                                    ----------------
                                                                                                                          3,251,737
                                                                                                                    ----------------
                 Total Senior Floating-Rate Loan Interests                                                              437,211,775
                 (Cost $484,088,260)                                                                                ----------------

 SENIOR FLOATING-RATE NOTES -  0.1%

                 Semiconductors - 0.1%
        650,000  NXP B.V.                                          C         CC           3.26%        10/15/13             405,437
                                                                                                                    ----------------
                 Leisure Facilities - 0.0%
      1,225,000  HRP Myrtle Beach (i) (j) (m) (o)                  WR        NR           8.00%        04/01/12                   0
                                                                                                                    ----------------

                 Total Senior Floating-Rate Notes                                                                           405,437
                 (Cost $1,876,174)                                                                                  ----------------

 NOTES - 0.0%
                 Homebuilding - 0.0%
        727,273  TOUSA, Inc. (Payment-In-Kind Election Note)
                 (i) (m) (n) (o)                                   NR        NR          14.75%        07/01/15                   0
                                                                                                                    ----------------
                 Total Notes                                                                                                      0
                 (Cost $436,364)                                                                                    ----------------


     Shares                     Description                                                                               Value
---------------- ----------------------------------------------                                                     ----------------
PREFERRED STOCKS - 0.0%

                 Homebuilding - 0.0%
          4,273  TOUSA, Inc. (8.0%, Series A Convertible Payment-In-Kind Preferred Stock) (i) (j) (m) (o)                         0
                                                                                                                    ----------------

                 Total Preferred Stocks                                                                                           0
                 (Cost $2,563,636)                                                                                  ----------------


                See Notes to Quarterly Portfolio of Investments          Page 7




FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
AUGUST 31, 2009 (Unaudited)



     Shares                     Description                                                                               Value
---------------- ----------------------------------------------                                                     ----------------

 WARRANTS - 0.0%

                 Broadcasting - 0.0%
          1,449  Cumulus Media, Inc. (m)                                                                            $           319
                                                                                                                    ----------------
                 Total Warrants                                                                                                 319
                 (Cost $0)                                                                                          ----------------

                 Total Investments -  130.9%                                                                            437,617,531
                 (Cost $488,964,434) (p)

                 Net Other Assets and Liabilities - 0.8%                                                                  2,541,723

                 Outstanding Loan - (7.8)%                                                                              (26,000,000)

                 Auction Market Preferred Shares, at Liquidation Value (including accrued
                    distributions) (q) - (23.9)%                                                                        (80,020,134)
                                                                                                                    ----------------
                 Net Assets (Applicable to Common Shares) - 100.0%                                                  $   334,139,120
                                                                                                                    ================

___________________________________________________

(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.
(b) All or a portion of the investments are available to serve as collateral on the outstanding loan.
(c) Ratings below Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB- by Standard & Poor's Ratings Group ("S&P") are considered to be below investment grade.
(d) Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.
(e) Senior Loans in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Interbank Offered Rate ("LIBOR"), (ii) the prime rate offered by one or more United States banks or (iii) the certificate of deposit rate.
(f) This Senior Loan Interest was privately rated upon issuance. The rating agency does not provide ongoing surveillance on the rating.
(g) This DIP facility is partially drawn per Debtor-In-Possession Credit Agreement dated March 3, 2009.
(h) Represents commitment fee rate on unfunded loan commitments.
(i) This borrower has filed for protection in federal bankruptcy court.
(j) Non-income producing investment.
(k) This issuer is in default, but interest is still being accrued by the Fund and paid by the issuer.
(l) This issuer is in default and interest is not being accrued by the Fund nor paid by the issuer.
(m) This investment is restricted and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted investments may only be resold in transactions exempt from registration (See Note 1F - Restricted Investments in the Notes to Quarterly Portfolio of Investments).
(n) This investment is a Senior Subordinated Payment-in-Kind Election Note whereby 1.00% of interest per annum is to be paid in cash and 13.75% of interest per annum is to be paid by the issuer, at its option (i) entirely in cash, (ii) entirely in Payment-in-Kind interest or (iii) in a combination of (i) and (ii). Interest is to be paid semi-annually; however, the issuer is in default and income is not being accrued.
(o) This investment is fair valued in accordance with valuation procedures adopted by the Fund's Board of Trustees.
(p) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2009, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $568,727 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $51,915,630.
(q) On August 28, 2009, the Fund commenced a tender offer for up to 100% of its outstanding Auction Market Preferred Shares, Series A and Auction Market Preferred Shares, Series B (collectively, the "AMP Shares") at a purchase price equal to 97% of the liquidation preference of $25,000 per AMP Share, plus any unpaid dividends accrued through the expiration date of the offer. On September 14, 2009, the Fund increased the purchase price to 100% of the liquidation preference per AMP Share ($25,000 per AMP Share), plus any unpaid dividends accrued through the expiration date of the offer. As of the expiration of the tender offer at 5:00 p.m., Eastern time, on September 28, 2009, 1,509 of the 1,600 outstanding Series A AMP Shares and 1,549 of the 1,600 outstanding Series B AMP Shares were validly tendered in the offer. The Fund paid the purchase price for such validly tendered AMP Shares by depositing the purchase price with the depositary for the offer, Deutsche Bank Trust Company Americas. Thereafter, on October 12, 2009, First Trust Advisors, L.P., the Fund's investment advisor, announced that the Fund intends to redeem its remaining AMP Shares in the principal amounts of $2,275,000 Series A AMP Shares and $1,275,000 Series B AMP Shares. The Fund expects to effect such redemption of its AMP Shares on November 18, 2009, subject to satisfying the notice and other requirements that apply to redemption. The Fund will not have outstanding any auction rate securities following this redemption of the AMP Shares.

NR  Not rated.
WR  Withdrawn rating.

                See Notes to Quarterly Portfolio of Investments          Page 8

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
PORTFOLIO OF INVESTMENTS (a) (b) (Continued)
AUGUST 31, 2009 (Unaudited)

________________________________

Valuation Inputs

A summary of the inputs used to value the Fund's investments as of August 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                     Level 2        Level 3
                          Total        Level 1     Significant    Significant
                      Market Value     Quoted      Observable     Unobservable
  Valuation Inputs    at 08/31/2009    Price         Input           Input
--------------------  ------------- ------------ --------------  --------------
Senior Floating-Rate
    Loan Interests    $ 437,211,775   $   -      $ 437,211,775   $     -
Senior Floating-Rate
    Notes                   405,437       -            405,437         -
Notes                             -       -                  -         -
Preferred Stocks                  -       -                  -         -
Warrants                        319       -                319         -
                      --------------  ---------- --------------  --------------
Total Investments     $ 437,617,531   $   -      $ 437,617,531   $     -
                      ==============  ========== ==============  ==============


                See Notes to Quarterly Portfolio of Investments          Page 9

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                           AUGUST 31, 2009 (Unaudited)

                      1. VALUATION AND INVESTMENT PRACTICES

A. Portfolio Valuation:

The net asset value ("NAV") of the Common Shares of First Trust/Four Corners Senior Floating Rate Income Fund II (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares, by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio investments, at fair value according to valuation procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended ("1940 Act").

The Senior Floating-Rate Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having grown substantially in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities. Typically, Senior Loans are valued using information provided by a third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value according to valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Portfolio investments listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the investments are valued at the mean of the most recent bid and asked prices on such day. Investments traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio investments traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such investments. Portfolio investments traded in the over-the-counter market, but excluding investments traded on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are as follows:

     o   Level 1 - quoted prices in active markets for identical investments
     o Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                           AUGUST 31, 2009 (Unaudited)

In April 2009, the FASB issued FASB Staff Position No. 157-4, "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the Level 3 roll-forward disclosure for each major security type.

The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of August 31, 2009 is included with the Fund's Portfolio of Investments.

B. Credit Default Swaps:

The Fund may enter into credit default swap contracts for hedging purposes or to gain exposure to a credit in which the Fund may otherwise invest. A credit default swap contract is an agreement between two parties to exchange the credit risk of an issuer. The Fund may be either the buyer or seller in a credit default swap transaction. The "buyer" in a credit default swap contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on the underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. Credit default swap transactions are either "physical delivery" settled or "cash" settled. Physical delivery entails the actual delivery of the reference asset to the seller in exchange for payment of the full par value of the reference asset. Cash settled entails a net cash payment from the seller to the buyer based on the difference of the par value of the reference asset and the current value of the reference asset that may have, through default, lost some, most or all of its value. An event of default may be a grace period extension, obligation acceleration, repudiation/moratorium, or restructuring.

Buying a credit default swap contract involves the risk that the contract may expire worthless and the credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of default. Selling a credit default swap contract involves greater risks than if the Fund had invested in the reference obligation directly. The Fund will segregate cash or liquid assets in an amount equal to the aggregate market value of the credit default swap contracts of which it is a seller. Additionally, the Fund maintains cash or liquid assets for the full notional amount of the credit default swap contracts of which it is a seller. The Fund may only enter into such transactions with counterparties rated A- or higher.

Credit default swap contracts are marked to market daily based upon quotations from brokers or market makers and the change in value, if any, is recorded as unrealized appreciation (depreciation). For a credit default swap contract sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. As of August 31, 2009, the Fund had no outstanding credit default swaps.

C. Repurchase Agreements:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period.

This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral investments, including the risk of a possible decline in the value of the underlying investments during the period while the Fund seeks to assert its rights. The Fund reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. As of August 31, 2009, the Fund had no open repurchase agreements.

          FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND II
                           AUGUST 31, 2009 (Unaudited)

D. Investment Transactions:

Investment transactions are recorded as of the trade date. Realized gains and losses from investment transactions are recorded on the identified cost basis.

Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such investments is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. As of August 31, 2009, the Fund had no when-issued or delayed-delivery purchase commitments.

E. Unfunded Loan Commitments:

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund had unfunded delayed draw loan commitments of approximately $89,580 as of August 31, 2009. The Fund is obligated to fund these loan commitments at the borrower's discretion.

F. Restricted Investments:

The Fund invests in restricted investments, which are investments that cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. Prior to registration, restricted investments may only be resold in transactions exempt from registration. The Fund held restricted investments at August 31, 2009 as shown in the following table. The Fund does not have the right to demand that such investments be registered. These investments are valued according to the valuation procedures as stated in the Portfolio Valuation footnote (Note 1A) and are not expressed as a discount to the carrying value of a comparable unrestricted investment. There are no unrestricted investments with the same maturity dates and yields for these issuers.

                                                                                                      % of
                                                                                                   Net Assets
                                                                                                   Applicable
                              Acquisition    Principal       Value        Current                   to Common
 Security                         Date       Value/Shares   Per Share   Carrying Cost    Value        Shares
------------------------------------------------------------------------------------------------------------------
 Cumulus Media, Inc.-Warrants  6/29/09             1,449      0.22      $          -     $ 319         0.00%
 HRP Myrtle Beach              3/23/06       $ 1,225,000        -          1,225,000         -         0.00
 TOUSA, Inc.-Notes             7/31/07(1)    $   727,273        -            436,364         -         0.00
 TOUSA, Inc.-Preferred Stocks  7/31/07(1)          4,273        -          2,563,636         -         0.00
                                                                       ------------------------------------------
                                                                        $  4,225,000     $ 319         0.00%
                                                                       ==========================================

(1) Security was acquired through a restructuring that was effective on July 31, 2007.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) First Trust/Four Corners Senior Floating Rate Income Fund II
             ---------------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 21, 2009
      -----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 21, 2009
      ----------------------------




By (Signature and Title)*  /s/ Mark R. Bradley
                           --------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date  October 21, 2009
      ----------------------------


* Print the name and title of each signing officer under his or her signature.